Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2010 Portfolio℠
March 31, 2024
VIPF2010-NPRT1-0524
1.830288.118
Domestic Equity Funds - 12.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	106,905	6,055,096
VIP Equity-Income Portfolio Initial Class (a)	182,709	4,925,844
VIP Growth & Income Portfolio Initial Class (a)	226,792	6,758,389
VIP Growth Portfolio Initial Class (a)	94,270	10,037,827
VIP Mid Cap Portfolio Initial Class (a)	38,500	1,551,178
VIP Value Portfolio Initial Class (a)	170,098	3,449,579
VIP Value Strategies Portfolio Initial Class (a)	96,665	1,713,871
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,621,811)		34,491,784

International Equity Funds - 15.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,466,360	15,997,990
VIP Overseas Portfolio Initial Class (a)	938,620	26,065,469
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $33,386,527)		42,063,459

Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,595,028	41,493,104
Fidelity International Bond Index Fund (a)	711,836	6,527,536
Fidelity Long-Term Treasury Bond Index Fund (a)	837,818	8,160,352
VIP High Income Portfolio Initial Class (a)	947,765	4,445,017
VIP Investment Grade Bond II Portfolio - Initial Class (a)	10,993,673	103,340,523
TOTAL BOND FUNDS (Cost $175,627,436)		163,966,532

Short-Term Funds - 10.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.14% (a)(b) (Cost $28,930,955)	28,930,955	28,930,955

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $261,566,729)	269,452,730
NET OTHER ASSETS (LIABILITIES) - 0.0%	(50,190)
NET ASSETS - 100.0%	269,402,540

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	43,902,853	1,075,710	3,436,207	15,020	(119,367)	70,115	41,493,104
Fidelity International Bond Index Fund	7,652,075	169,598	1,268,676	48,477	(10,507)	(14,954)	6,527,536
Fidelity Long-Term Treasury Bond Index Fund	9,827,697	177,012	1,486,465	75,001	(193,140)	(164,752)	8,160,352
VIP Contrafund Portfolio Initial Class	5,203,651	545,339	565,455	22,413	22,368	849,193	6,055,096
VIP Emerging Markets Portfolio Initial Class	16,176,839	617,811	1,297,977	13,764	(18,306)	519,623	15,997,990
VIP Equity-Income Portfolio Initial Class	4,219,682	809,550	508,664	24,613	17,848	387,428	4,925,844
VIP Government Money Market Portfolio Initial Class 5.14%	35,491,219	2,726,253	9,286,517	394,384	-	-	28,930,955
VIP Growth & Income Portfolio Initial Class	5,800,472	997,385	683,188	41,201	26,681	617,039	6,758,389
VIP Growth Portfolio Initial Class	8,617,574	1,024,394	862,054	137,504	22,809	1,235,104	10,037,827
VIP High Income Portfolio Initial Class	4,507,789	61,741	209,971	1,911	(6,568)	92,026	4,445,017
VIP Investment Grade Bond II Portfolio - Initial Class	99,453,184	8,718,161	4,240,101	61,565	(190,570)	(400,151)	103,340,523
VIP Mid Cap Portfolio Initial Class	1,320,626	242,145	167,477	25,197	11,708	144,176	1,551,178
VIP Overseas Portfolio Initial Class	26,309,096	262,052	2,395,606	98,671	250,932	1,638,995	26,065,469
VIP Value Portfolio Initial Class	2,942,935	652,334	365,531	66,426	25,247	194,594	3,449,579
VIP Value Strategies Portfolio Initial Class	1,456,302	321,815	190,813	21,277	11,576	114,991	1,713,871
	272,881,994	18,401,300	26,964,702	1,047,424	(149,289)	5,283,427	269,452,730

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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